UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-22965

Value Line Funds Investment Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

Worthington Value Line Dynamic Opportunity Fund

Schedule of Investments (unaudited)

Shares		Value
CLOSED-END FUNDS (88.9%)

BANK LOAN — 4.3%
2,112	BlackRock Floating Rate Income Trust	$27,097
1,981	Blackstone / GSO Strategic Credit Fund	27,001
6,492	Invesco Senior Income Trust	26,228
2,526	Pioneer Floating Rate Trust	28,266
		108,592
CONVERTIBLES — 2.1%
2,511	Calamos Convertible and High Income Fund	26,089
2,744	Calamos Convertible Opportunities and Income Fund	26,041
		52,130
CORPORATE BONDS — 1.1%
2,137	BlackRock Core Bond Trust	28,614
EMERGING MARKETS BONDS — 2.2%
4,263	Templeton Global Income Fund	27,795
1,937	Western Asset Emerging Markets Debt Fund, Inc.	28,125
		55,920
ENERGY LIMITED PARTNERSHIP — 1.7%
4,000	Fiduciary/Claymore MLP Opportunity Fund	43,880
EQUITY ENERGY — 1.5%
3,000	BlackRock Energy and Resources Trust	39,000
GLOBAL REAL ESTATE — 3.1%
6,200	Alpine Global Premier Properties Fund	34,658
5,615	CBRE Clarion Global Real Estate Income Fund	43,853
		78,511
HEALTH — 4.9%
1,200	Tekla Healthcare Investors	28,800
4,100	Tekla Healthcare Opportunities Fund	65,231
1,700	Tekla Life Sciences Investors	30,498
		124,529
HIGH YIELD BONDS — 5.3%
1,508	Babson Capital Global Short Duration High Yield Fund	25,169
2,728	BlackRock Corporate High Yield Fund, Inc.	27,198
1,909	BlackRock Limited Duration Income Trust	28,215

Shares		Value
3,646	Wells Fargo Income Opportunities Fund	$27,600
5,900	Western Asset High Income Opportunity Fund, Inc.	27,671
		135,853
INTERMEDIATE-TERM BONDS — 0.9%
958	Brookfield Total Return Fund, Inc.	23,212
LARGE BLEND — 10.5%
12,200	Gabelli Equity Trust, Inc.	66,246
2,150	General American Investors Co., Inc.	67,144
13,075	Liberty All Star Equity Fund	64,983
4,800	Nuveen Dow 30sm Dynamic Overwrite Fund	67,728
		266,101
LARGE GROWTH — 2.5%
6,800	Eaton Vance Risk-Managed Diversified Equity Income Fund	64,464
LARGE VALUE — 7.0%
9,100	BlackRock Enhanced Equity Dividend Trust	68,614
5,400	Boulder Growth & Income Fund, Inc.	42,390
3,700	Gabelli Dividend & Income Trust (The)	68,376
		179,380
MISCELLANEOUS REGION — 1.2%
1,650	Mexico Fund, Inc. (The)	29,552
MODERATE ALLOCATION — 2.6%
3,450	Eaton Vance Tax-Advantaged Dividend Income Fund	66,206
MULTISECTOR BONDS — 7.5%
2,424	AllianceBernstein Global High Income Fund, Inc.	28,264
1,735	BlackRock Multi-Sector Income Trust	27,430
2,132	Eaton Vance, Ltd. Duration Income Fund	28,100
2,598	Franklin, Ltd. Duration Income Trust	29,461
924	PIMCO Dynamic Income Fund	24,070
2,999	PIMCO Income Strategy Fund II	26,241
2,179	Wells Fargo Multi-Sector Income Fund	26,628
		190,194
MUNI NATIONAL LONG — 5.3%
1,792	AllianceBernstein National Municipal Income Fund, Inc.	25,894
1,959	BlackRock Muni Intermediate Duration Fund, Inc.	28,719

1

March 31, 2016

Shares		Value
1,460	Nuveen Investment Quality Municipal Fund, Inc.	$23,389
2,057	Nuveen Premier Municipal Income Fund, Inc.	29,045
1,975	Nuveen Premium Income Municipal Fund 2, Inc.	29,072
		136,119
NATURAL RESOURCES — 3.2%
5,250	BlackRock Resources & Commodities Strategy Trust	37,853
7,800	GAMCO Global Gold Natural Resources & Income Trust	43,992
		81,845
PREFERRED STOCKS — 2.0%
1,278	John Hancock Preferred Income Fund III	24,103
3,333	Nuveen Quality Preferred Income Fund	27,731
		51,834
REAL ESTATE — 1.7%
3,955	Nuveen Real Estate Income Fund	42,872
TECHNOLOGY — 5.2%
4,050	Blackrock Science & Technology Trust	68,850
3,500	Nuveen NASDAQ 100 Dynamic Overwrite Fund	64,645
		133,495
UTILITIES — 5.1%
2,450	BlackRock Utility and Infrastructure Trust	45,374
2,300	Cohen & Steers Infrastructure Fund, Inc.	45,563
2,500	Duff & Phelps Global Utility Income Fund, Inc.	39,775
		130,712
WORLD ALLOCATION — 4.2%
2,300	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	49,657
9,500	Wells Fargo Global Dividend Opportunity Fund	56,715
		106,372
WORLD STOCKS — 3.8%
5,185	Alpine Total Dynamic Dividend Fund	38,887

Shares		Value
8,000	Voya Global Equity Dividend and Premium Opportunity Fund	56,720
		95,607

	TOTAL CLOSED-END FUNDS
	(Cost $2,395,313) (88.9%)	2,264,994

EXCHANGE-TRADED FUNDS (4.1%)

FINANCIAL — 2.6%
800	iShares U.S. Financial Services ETF	$64,928
HEALTH — 1.5%
150	iShares Nasdaq Biotechnology ETF	39,122

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,687) (4.1%)	104,050

SHORT-TERM INVESTMENT (6.0%)

	MONEY MARKET FUND (6.0%)
153,581	State Street Institutional Liquid Reserves Fund	153,581

	TOTAL SHORT-TERM INVESTMENT (Cost $153,581) (6.0%)	153,581

	TOTAL INVESTMENT SECURITIES (99.0%) (Cost $2,669,581)	$2,522,625

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		24,496
NET ASSETS (1) (100%)		$2,547,121

(1)	For federal income tax purposes, the aggregate cost was $2,669,581, aggregate gross unrealized appreciation was $39,936, aggregate gross unrealized depreciation was $186,892 and the net unrealized depreciation was $146,956.

ETF	Exchange Traded Fund.

MLP	Master Limited Partnership.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$2,264,994	$-	$-	$2,264,994
Exchange-Traded Funds*	104,050	-	-	104,050
Short-Term Investment	153,581	-	-	153,581
Total Investments in Securities	$2,522,625	$-	$-	$2,522,625

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016